Assets Held for Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Dec. 02, 2015
Long Lived Assets Held-for-sale [Line Items]
Loss on disposal	$ 82.0	$ 0.0	$ 0.0
Closing balance at the end of the period	128.4	0.0
Construction in Progress
Long Lived Assets Held-for-sale [Line Items]
West Rigel newbuild investment, classified as held for sale	0.0	$ 172.6	$ 312.9
Construction in Progress | West Rigel
Long Lived Assets Held-for-sale [Line Items]
Loss on disposal	(82.0)
West Rigel newbuild investment, classified as held for sale	210.4				$ 210.4
Closing balance at the end of the period	$ 128.4
Joint Asset Holding Company | Scenario, Forecast
Long Lived Assets Held-for-sale [Line Items]
Ownership percent				23.00%
Co-investee ownership percent				77.00%